Investment Objectives and Goals - Global X Funds Member - Global X Asia Semiconductor ETF	Oct. 08, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Global X Asia Semiconductor ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Asia Semiconductor ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Global X Asia Semiconductor Index ("Underlying Index").